     MERRIMAN                                MERRIMAN INVESTMENT TRUST
FLEXIBLE BOND FUND                         1200 Westlake Ave N, Suite 700
                                                  Seattle, WA  98109
     MERRIMAN                                      1-800-423-4893
GROWTH & INCOME FUND                               1-206-285-8877
                                               www.merrimanfunds.com
     MERRIMAN
CAPITAL APPRECIATION                              INVESTMENT MANAGER
       FUND                                       Merriman Investment
                                                  Management Company
    MERRIMAN                                1200 Westlake Ave N, Suite 700
ASSET ALLOCATION                                   Seattle, WA  98109
      FUND
                                                     CUSTODIAN AND
    MERRIMAN                                        TRANSFER AGENT
LEVERAGED GROWTH                                 Firstar Turst Company
      FUND                                            PO Box 701
                                                   Milwaukee, WI  53201
                                                    1-800-224-4743

SEMI-ANNUAL REPORT                                   FUND COUNSEL
                                                Sullivan & Worcester
  PERIOD ENDED                                  Boston, Massachusetts
 MARCH 31, 1999

                              OFFICERS & TRUSTEES

                    PAUL A. MERRIMAN, President and Trustee

                  WILLIAM L. NOTARO, Executive Vice President,
                       Secretary, Treasurer, and Trustee

                            DAVID A. EDERER, Trustee

                            BEN W. REPPOND, Trustee

                            DONALD E. WEST, Trustee

Dear Fellow Shareholder:

I'm pleased to report that all five of the Merriman Mutual Funds had positive performance for the first six months of our current fiscal year, which ends September 30, 1999.

The U.S. and international markets presented serious challenges to investors during our first two fiscal quarters. But those quarters also contained some powerful opportunities for investors who were poised to take advantage of them. In the final three months of 1998, our first quarter, a steep, unexpected rebound made it hard for U.S. stock investors to miss. But the first three months of 1999 were relatively unproductive to investors who diversified, as we do, far from U.S. large-cap technology and Internet stocks.

To summarize our first-half results, the Merriman Flexible Bond Fund gained 2.1 percent; the Merriman Growth & Income Fund rose 13.9 percent; the Merriman Capital Appreciation Fund gained 12.3 percent; the Merriman Asset Allocation Fund was up 8.0 percent; and the Merriman Leveraged Growth Fund rose 22.3 percent. The performance of each fund is discussed in detail later in this letter.

THE ECONOMY

The U.S. economy remains the strongest in the world, now in its ninth year of expansion. This is the longest economic advance in American history, fueled dually by consumer spending on goods and services and business spending on plant and equipment. Unemployment and inflation are both very low by historical standards. Plentiful jobs, stable prices and the euphoria of rising stock prices have combined to produce a very high level of consumer confidence.

However, the economic problems that surfaced in Asia in 1997 and later spread worldwide are far from over. Although the Japanese Nikkei stock index rose 15 percent early in 1999, that country's unemployment hit a post-war high of 4.6 percent, up from about 2 percent in 1992. Argentina, Mexico and Brazil are struggling, as is the European Union.

THE U.S. STOCK MARKET

While the U.S. economy leads the world, the U.S. stock market gives us substantial concerns. Increasingly, the "action" in U.S. stocks is limited to a small group of big blue chips like General Electric and Microsoft and a baffling array of Internet companies, most of them too young to have ever earned a profit. In 1998, the Nasdaq Composite Index rose 40 percent, the Dow Jones Industrial Average was up 17 percent and the Standard & Poor's 500 Index grew 28 percent.

But size mattered. Corporate Giants with market capitalizations of $20 billion or more climbed an average of 26 percent, while companies capitalized at less than $250 million fell about 24 percent. The pattern continued in the first quarter of 1999. Many people don't realize how much a few stocks dominate the S&P 500 Index and the Nasdaq composite. A mere 10 percent of the stocks in the S&P 500 Index accounted for 43 percent of the growth of that index last year. Three companies - Microsoft, Intel and Cisco Systems - account for 29 percent of the Nasdaq market cap, and 25 large technology companies accounted for 93 percent of the Nasdaq gains last year.

Stated another way, three of every four stocks in the S&P 500 Index were cheaper in March 1999 than they were in March 1998. While indexes weighted by market capitalization rise, giving the impression that the overall market is rising, week after week the list of declines is longer than the list of advances. By some accounts, the strength of U.S. stocks hasn't been this narrowly focused since June 1929.

Collectively, stock investors are saying that Microsoft Corp. today is worth 1.4 times as much as the combined 1990 market capitalization values of General Electric, Intel, Merck, Wal-Mart, Pfizer, Exxon, Coca-Cola, IBM, Cisco and Microsoft itself.

Investors are saying that America Online, which has millions of subscribers but no significant profits, is worth more than any of the 10 largest companies in the U.S. were worth in 1990. But the current mania was illustrated best in an initial public stock offering in March 1999 of Priceline.com, a company that lets consumers bid for ultra-cheap airline tickets and hotel rooms. Officially priced at $16 a share, the stock began trading at $81 and quickly rose to $92. At that price, this company, which has few physical assets, minimal revenue and no profit in sight, had a stock market value greater than those of United Airlines, Continental Airlines and Northwest Airlines, combined.

We're concerned at how quickly and how thoroughly the Internet has made it easy for amateurs to speculate from the comfort of their homes while they share information (and often, misinformation) with other amateur investors. We find it very distressing that in some circles, recreational day-trading has become an accepted way to demonstrate bravado. This picture of wildly unreasonable expectations, with all attention focused on a very narrow base, does not seem like a solid foundation for the U.S. stock market.

THE OUTLOOK FOR INVESTORS

The U.S. stock market has seemed seriously overvalued for more than four years. Some investors have simply retreated from stocks to the sidelines in order to preserve their capital in a crash that they are sure is lurking somewhere just around the bend. In doing so, they may have achieved peace of mind. But they have lost the opportunity of participating in very significant gains in the latter half of this decade.

We continue to believe investors can and should take advantage of such opportunities, which don't last indefinitely and which don't repeat themselves every decade. However, we believe that a day of reckoning is coming in the U.S. stock market. That reckoning could mean swift, stunning losses to investors. The Standard & Poor's 500 Index would have to lose more than 53 percent before price-to-earnings ratios and price-to-dividend ratios reached their 70-year "normal" levels. That is roughly equivalent to the Dow Jones Industrial Average falling from 10,500 to 4,950. Can you imagine the effect that such a drop would have on the media? Can you imagine what that would do to the cottage industry of discount brokerages and Internet bulletin boards that has emerged to cater to amateur stock-pickers?

We believe our mechanical, trend-following market timing systems provide the best protection against such losses, and we manage each of our funds based on that belief. Meanwhile, we are picking up all the profits we can, not only in the U.S. market but internationally as well.

We continue to believe that equity investors benefit from having up to 35 percent of their portfolios in funds that hold international stocks. That's one of the reasons that our funds, like the vast majority of mutual funds, have not matched the performance of the S&P 500 Index and Nasdaq indexes. However, our diversification and market timing systems have provided significant and valuable protection to cautious investors while producing returns that will allow investors to meet their reasonable objectives. For the three most recent calendar years, the Merriman Growth & Income Fund and the Merriman Leveraged Growth Fund have compounded at rates of 16.1 percent and 19.6 percent, respectively.

FUND PERFORMANCE AGAINST BENCHMARKS

Mutual funds are inevitably compared with the market indexes such as the Standard & Poor's 500 Index, and in the vast majority of cases, the index wins the comparisons, at least in recent years. However, we don't measure our success against any single index, and we think it would be misleading to do so.

The very best benchmark for any investment is the needs and objectives of the investor. Since that varies with each person, we must look for another way to measure our results. Aside from the diversification, liquidity and convenience that are common to mutual funds, there are two ways we add value: fund selection and timing.

Therefore, we compare the performance of our funds against the universe of mutual funds of assets types in which we invest, without timing. Because one of our objectives is to reduce risk, our comparisons include volatility (the lower the number, the better for investors) as well as investment returns.

Here is how that works out, in real life, for our five funds:

THE MERRIMAN FLEXIBLE BOND FUND invests in a broad spectrum of fixed-income securities that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. The Fund's present investment policy is to maintain, when we are fully invested, a balance of 35 percent in international bonds, 25 percent in U.S. high-yield bonds and the remaining 40 percent in high-grade U.S. government and corporate bonds. When our timing systems indicate declining markets, we shift assets to money market instruments and other cash equivalents.

In the six months ending March 31, 1999, according to Morningstar, the average U.S. bond fund produced a total return of 1.1 percent. The Fund appreciated 2.1 percent, identical to the gain of 2.1 percent for the same balance of U.S. and international bond funds, the Appropriate Benchmark for this fund. According to Morningstar, the Fund's volatility was about 25.6 percent lower than the average U.S. bond fund and 62.0 percent less than the average international bond fund.

THE MERRIMAN GROWTH & INCOME FUND invests primarily in growth-and-income funds, employing the same balance of domestic and international funds, and similar timing models to preserve capital, as does the Capital Appreciation Fund. For the six months ending March 31, the Fund's total return was 13.9 percent. A similar mix of domestic and international funds without timing, the Appropriate Benchmark for this fund, was up 20.6 percent. Morningstar data indicate the Fund's volatility was 46.1 percent lower than the average of those funds.

THE MERRIMAN CAPITAL APPRECIATION FUND seeks growth of capital by investing in U.S. and international growth, aggressive growth and small-cap funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds. As with all our funds, whenever our timing models indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money market instruments or other cash equivalents.

In the six months ended March 31, the Fund was up 12.2 percent. A similar mix of domestic and international funds without timing, the Appropriate Benchmark for this fund, was up 21.9 percent. According to Morningstar, the volatility of the Fund was 44.3 percent lower than the average of funds in the growth, aggressive growth, small-cap and international equity categories. We believe this makes the Capital Appreciation Fund an excellent choice for investors who seek growth as well as preservation of capital with wide diversification.

THE MERRIMAN ASSET ALLOCATION FUND spreads its investments among five major asset groups and applies market timing to each one. The Fund's present investment policy is to maintain 30 percent of the portfolio in domestic equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds.

For the six months ending March 30, the Fund's total return was 8.0 percent. According to Morningstar, an untimed portfolio of the same balance of funds, the Appropriate Benchmark for this fund, gained 12.7 percent. The Asset Allocation Fund's volatility was about 28.6 percent lower than multi-asset global funds tracked by Morningstar.

THE MERRIMAN LEVERAGED GROWTH FUND'S defensive strategy uses market timing systems similar to those of the Capital Appreciation Fund and maintains a similar balance of domestic and international funds. During rising markets, this Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gain.

For the six months ended March 30, the Fund's total return was 22.3 percent, compared with a gain of 21.9 percent for a similar mix of domestic and international equity funds held without timing or leverage, the Appropriate Benchmark for this fund. According to Morningstar, the Fund's volatility was about 24.5 percent less than the average of growth, aggressive growth and small-cap funds and 11.0 percent lower than that of the average international fund.

IN SUMMARY

While we cannot hope to predict the short term gyrations of the stock and bond markets, we believe the future is bright for investors with a long-term perspective and the patience that must go with it. We think the best way investors can capitalize on that future is through broad diversification. At the same time we believe the future holds some severe setbacks for unwary investors who do not take measures to protect their assets.

Our funds employ the best tools we know for taking advantage of the opportunities and protecting capital one day at a time. We appreciate your confidence in the Merriman Mutual Funds and our defensive approach to investing. We are off to a good start in our first six months, and I hope to have a favorable report for you at the end of our fiscal year.

Sincerely,





Paul A. Merriman
President

                          MERRIMAN FLEXIBLE BOND FUND
                            Portfolio of Investments
                                 March 31, 1999
                                  (Unaudtied)


                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
              HIGH-YIELD CORPORATE BOND FUNDS:  26.37%
              ----------------------------------------
 48,889       Federated High Yield Trust ........................   $    440,000
 38,901       Federated High Income Bond Fund ...................        439,583
 38,030       Fidelity Advisor High Yield Fund ..................        447,235
 68,545       INVESCO Income High Yield Fund ....................        455,825
 41,724       Northeast Investors Trust .........................        439,774
                                                                         -------
              Total High-Yield Corporate Bond Funds
              (Cost $2,173,639)..................................      2,222,417
                                                                       ---------

              INTERNATIONAL BOND FUNDS: 20.03%
              --------------------------------
 51,578       AIM Emerging Markets Debt Fund ....................        423,968
 56,883       Fidelity Adv Emerging Mkts Inc Fund ...............        467,009
 42,891       Fidelity International Fund .......................        376,581
 40,592       Scudder International Bond Fund ...................        420,941
                                                                         -------
              Total International Bond Funds
              (Cost $1,651,879)..................................      1,688,499
                                                                       ---------

              MONEY MARKET FUNDS:  50.69%
              ---------------------------
 63,391       AIM Cash Reserves Shares ...........................        63,391
447,633       Am Century Govt Agency Fund ........................       447,633
416,937       Babson Money Market Fund ...........................       416,937
411,378       Columbia Daily Income Fund .........................       411,378
387,247       Dreyfus Institutional Money Market Fund ............       387,247
440,164       Federated Master Trust Fund ........................       440,164
 49,231       Fidelity Cash Reserves Fund ........................        49,231
416,564       Fidelity US Govt Res Money Mkt Fund ................       416,564
343,634       Scudder Cash Investment Trust ......................       343,634
435,032       Scudder US Treasury Money Fund .....................       435,032
411,147       Stein Roe Cash Reserves Fund .......................       411,147
450,416       Strong Money Market Fund ...........................       450,416
                                                                         -------

              Total Money Market Funds
              (Cost $4,272,774)...................................     4,272,774
                                                                       ---------

PRINCIPAL
   AMOUNT
   ------
              SHORT-TERM DEMAND NOTES:  3.79%
              -------------------------------
$ 291,300     Firstar Bank Milwaukee, NA
              4.6088%, 12/12/99...................................       291,300

   28,400     General Mills, Inc.
              4.5438%, 11/09/99...................................        28,400
                                                                          ------
              Total Short-Term Demand Notes
              (Cost $319,700).....................................       319,700
                                                                         -------
              Total Investment in Securities
              (Cost $8,417,992) (a)...........................100.88%  8,503,390

              Liabilities in Excess
              of other Assets..................................(0.88)%  (74,151)
                                                               -----    -------

              NET ASSETS......................................100.00% $8,429,239
                                                             =======  ==========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

              Gross unrealized appreciation.......................   $   90,539
              Gross unrealized depreciation.......................       (5,141)
                                                                         ------
              Net Unrealized Appreciation.........................   $   85,398
                                                                     ==========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                                 March 31, 1999
                                  (Unaudtied)


                                                                    MARKET VALUE
  SHARES                                                               (NOTE 2A)
  ------                                                               ---------
               DOMESTIC EQUITY FUNDS:  54.47%
               ------------------------------
  15,452       Am Cent Income & Growth Fund .....................    $   458,312
  17,611       Columbia Common Stock Fund .......................        460,881
  11,444       Federated Stock Trust ............................        433,962
  12,735       Fidelity Fund ....................................        493,344
  15,400       INVESCO Value Equity Fund ........................        439,990
  15,808       Janus Growth & Income Fund .......................        517,558
  19,247       Lexington Growth & Income Fund ...................        430,171
  17,130       SAFECO Equity Fund ...............................        408,216
  17,659       Salomon Brothers Inv Fund Class O ................        395,202
  11,930       Stein Roe Balanced Fund ..........................        386,165
  50,061       Value Line Income Fund ...........................        514,628
                                                                         -------
               Total Domestic Equity Funds
               (Cost $4,529,119).................................      4,938,429
                                                                       ---------

               INTERNATIONAL EQUITY FUNDS:  24.85%
               -----------------------------------
  45,501       AIM GT Global Growth & Income Fund ...............        366,736
  21,249       Fidelity Intl Growth & Income Fund ...............        458,137
  10,402       Janus Worldwide Fund .............................        525,906
  45,662       Strong International Stock Fund ..................        472,603
   8,583       Scudder International Fund .......................        429,739
                                                                         -------
               Total International Equity Funds
               (Cost $2,036,709).................................      2,253,121
                                                                       ---------

               MONEY MARKET FUNDS:  14.18%
               ---------------------------
 399,758       INVESCO Cash Reserves Fund .......................        399,758
 396,173       Scudder Cash Investment Trust Fund ...............        396,173
 489,651       WPG Govt Money Market Fund .......................        489,651
                                                                         -------
               Total Money Market Funds
               (Cost $1,285,582).................................      1,285,582
                                                                       ---------

PRINCIPAL
   AMOUNT
   ------
               SHORT-TERM DEMAND NOTES:   6.53%
               --------------------------------
$ 441,100      Firstar Bank Milwaukee, NA
               4.6088%, 12/12/99.................................        441,100
   60,900      General Mills, Inc
               4.5438%, 11/09/99.................................         60,900
   90,700      Pitney Bowes, Inc
               4.5438%, 08/03/99.................................         90,700
                                                                          ------
               Total Short-Term Demand Notes
               (Cost $592,700)...................................        592,700
                                                                         -------

               Total Investment in Securities
               (Cost $8,444,110) (a)..........................100.03%  9,069,832

               Liabilities in Excess
                of other Assets................................(0.03)%   (2,841)
                                                               -----     ------

               NET ASSETS.....................................100.00% $9,066,991
                                                             =======  ==========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

               Gross unrealized appreciation..................... $     692,298
               Gross unrealized depreciation                            (66,576)
                                                                        -------

               Net Unrealized Appreciation....................... $     625,722
                                                                  =============

                 See Accompanying Notes to Financial Statements

                       MERRIMAN CAPITAL APPRECIATION FUND
                            Portfolio of Investments
                                 March 31, 1999
                                  (Unaudtied)


                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
               DOMESTIC EQUITY FUNDS:  51.25%
               ------------------------------
 14,755        American Century Select Fund .....................     $  758,685
 17,842        American Century Ultra Fund ......................        657,490
 17,136        Columbia Growth Fund .............................        794,063
 14,090        Federated Stock Trust ............................        534,292
 21,253        Fidelity Disciplined Equity Fund .................        653,750
 38,173        INVESCO Dynamics Fund ............................        655,807
 23,923        Scudder Large Co Value Fund ......................        672,247
 10,556        Stein Rowe Growth Stock Fund .....................        512,301
 27,719        USAA Growth Fund .................................        640,576
 41,809        Value Line Special Situations Fund ...............        774,310
                                                                         -------
               Total Domestic Equity Funds
               (Cost $6,215,635).................................      6,653,521
                                                                       ---------

               INTERNATIONAL EQUITY FUNDS:  13.16%
               -----------------------------------
 46,924        Fidelity International Value Fund ................        659,754
 27,615        Founders Worldwide Growth Fund ...................        634,029
 55,380        INVESCO Pacific Basin Fund .......................        414,241
                                                                         -------
               Total International Equity Funds
               (Cost $1,485,458).................................      1,708,024
                                                                       ---------

               MONEY MARKET FUNDS:  33.42%
               ---------------------------
 61,141        Am Century Prime Money Mkt Fund ..................         61,141
610,000        AM Cent Capital Preservation Fund ................        610,000
 60,358        Federated Master Trust ...........................         60,358
691,245        Founders Money Market Fund .......................        691,245
264,237        INVESCO US Govt Money Market Fund ................        264,237
619,376        Lexington Money Market Trust Fund ................        619,376
635,080        SAFECO Money Market Fund .........................        635,080
573,042        Scudder Cash Investment Trust Fund ...............        573,042
823,797        USAA Money Market Fund ...........................        823,797
                                                                         -------
               Total Money Market Funds
               (Cost $4,338,276).................................      4,338,276
                                                                       ---------

PRINCIPAL
   AMOUNT
   ------
               SHORT-TERM DEMAND NOTES:  2.10%
               -------------------------------
$ 272,600      Firstar Bank Milwaukee, NA
               4.6088%, 12/12/99
               (Cost $272,600)...................................        272,600
                                                                         -------

               Total Investment in Securities
               (Cost $12,311,969) (a).........................99.93%  12,972,421

               Other Assets
                Less Liabilities...............................0.07%       8,696
                                                              -----        -----

               NET ASSETS....................................100.00% $12,981,117
                                                            =======  ===========

(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation.....................$     681,434
                Gross unrealized depreciation                           (20,982)
                                                                        -------

                Net Unrealized Appreciation.......................$     660,452
                                                                  =============
                 See Accompanying Notes to Financial Statements

                         MERRIMAN ASSET ALLOCATION FUND
                            Portfolio of Investments
                                 March 31, 1999
                                  (Unaudtied)

                                                                    MARKET VALUE
SHARES                                                                 (NOTE 2A)
------                                                                 ---------
                DOMESTIC EQUITY FUNDS:26.36%
                ----------------------------
 49,210         Am Century Vista Fund ..........................      $  540,327
 20,193         Fidelity Stock Selector Fund ...................         605,178
 25,401         Founders Growth Fund ...........................         569,746
 16,367         Stein Roe Growth Stock Fund ....................         794,272
 15,191         USAA Aggressive Growth Fund ....................         503,285
                                                                         -------
                Total Domestic Equity Funds
                (Cost $2,735,506)...............................       3,012,808
                                                                       ---------

                INTERNATIONAL EQUITY FUNDS:  25.90%
                -----------------------------------
 79,134         AIM Developing Markets Fund ....................         675,809
 31,950         Federated Intl Equity Fund Class A .............         642,190
 36,991         Fidelity Advisor Overseas Market Fund ..........         668,790
 47,468         INVESCO Pacific Basin Fund .....................         355,063
 12,351         Scudder International Fund .....................         618,407
                                                                         -------
                Total International Equity Fund
                (Cost $2,663,257)...............................       2,960,259
                                                                       ---------

                HIGH-YIELD CORPORATE BOND FUNDS:  10.54%
                ----------------------------------------
 51,294         Federated High Income Bond Fund ................         579,627
  7,864         INVESCO High Yield Fund ........................          52,297
 54,327         Northeast Investors Trust ......................         572,606
                                                                         -------
                Total High-Yield Corporate Bond Funds
                (Cost $1,180,646)...............................       1,204,530
                                                                       ---------

                INTERNATIONAL BOND FUNDS:  13.00%
                ---------------------------------
 72,581         AIM Emerging Markets Debt Fund .................         596,613
 35,840         Fidelity International Fund ....................         314,677
 58,808         Scudder Global Bond Fund .......................         575,145
                                                                         -------
                Total International Bond Funds
                (Cost $1,473,377)...............................       1,486,435
                                                                       ---------

                MONEY MARKET FUNDS:  22.54%
                ---------------------------
 84,731         AIM Cash Reserves Shares .......................          84,731
357,824         Am Century Govt Agency Fund ....................         357,824
273,259         Babson Money Market Fund .......................         273,259
343,342         Federated Money MarketTrust Fund ...............         343,342
  8,464         Fidelity Daily Money Market Fund ...............           8,464
157,143         Founders Money Market Fund .....................         157,143
597,062         INVESCO Cash Reserves Fund .....................         597,062
234,484         Lexington Money Market Fund ....................         234,484
519,096         USAA Money Market Fund .........................         519,096
                                                                         -------
                Total Money Market Funds
                (Cost $2,575,405)...............................       2,575,405
                                                                       ---------

PRINCIPAL
   AMOUNT
   ------
                SHORT-TERM DEMAND NOTES:  1.80%
                -------------------------------
$ 206,050       Firstar Bank Milwaukee, NA
                4.6088%, 12/12/99
                (Cost $206,050).................................         206,050
                                                                         -------
                Total Investment in Securities
                (Cost $10,834,241) (a).......................100.14%  11,445,487

                Liabilities in Excess
                 of other Assets.............................(0.14)%    (16,297)
                                                             -----      -------

                NET ASSETS..................................100.00%  $11,429,190
                                                           =======   ===========

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

                Gross unrealized appreciation                       $   619,733
                Gross unrealized depreciation                            (8,487)
                                                                         ------

                Net Unrealized Appreciation                         $   611,246
                                                                    ===========

           See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                                 March 31, 1999
                                  (Unaudtied)

                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
               DOMESTIC EQUITY FUNDS:  74.93%
               ------------------------------
 24,704        Am Century Ultra Fund ............................     $  910,340
 67,544        Am Century Vista Fund ............................        741,629
 39,975        Babson Enterprise II Fund ........................        833,078
 21,079        Columbia Growth Fund .............................        976,797
 23,573        Federated Stock Trust ............................        893,871
 28,837        Fidelity Disciplined Equity Fund .................        887,023
 14,859        Fidelity Trend Fund ..............................        902,080
 44,204        Founders Growth Fund .............................        991,503
 55,932        INVESCO Dynamics Fund ............................        960,908
 39,502        Robertson Stephens Emerg Grth Fund ...............      1,159,766
 18,475        Stein Roe Growth Stock Fund ......................        896,569
 33,415        Stein Roe Young Investors Fund ...................        971,381
 30,927        Strong Growth Fund ...............................        767,290
 38,657        USAA Growth Fund .................................        893,356
 16,468        Value Line Leveraged Growth Fund .................        881,881
                                                                         -------
                Total Domestic Equity Funds
               (Cost $12,134,872)................................     13,667,472
                                                                      ----------

               INTERNATIONAL EQUITY FUNDS:  27.34%
               -----------------------------------
 62,831        Fidelity International Value Fund ................        883,399
 41,992        Federated Intl Equity Fund Class A ...............        844,044
 48,718        Federated Intl Small Co Fund Class A .............        973,384
 40,576        Founders Worldwide Growth Fund ...................        931,636
 67,935        INVESCO Pacific Basin Fund .......................        508,152
 32,606        Scudder Greater Europe Growth Fund................        846,779
                                                                         -------
               Total International Equity Funds
               (Cost $4,473,457).................................      4,987,394
                                                                       ---------


PRINCIPAL
   AMOUNT
   ------
               SHORT-TERM DEMAND NOTES:  1.71%
               -------------------------------
$  73,200      Firstar Bank Milwaukee, NA
               4.6088%, 12/12/99.................................         73,200

  238,600      General Mills, Inc.
               4.5438%, 11/09/99.................................        238,600
                                                                         -------
               Total Short-Term Demand Notes
               (Cost $311,800)...................................        311,800
                                                                         -------

               Total Investment in Securities
               (Cost $16,920,129) (a)......................103.98%    18,966,666

               Liabilities in Excess
                of other Assets.............................(3.98)%    (725,952)
                                                            -----      --------

               NET ASSETS..................................100.00%   $18,240,714
                                                          =======    ===========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

               Gross unrealized appreciation                         $2,079,251
               Gross unrealized depreciation                            (32,714)
                                                                        -------
               Net Unrealized Appreciation                           $2,046,537
                                                                     ==========

                 See Accompanying Notes to Financial Statements



                      STATEMENTS OF ASSETS AND LIABILITIES
                                 March 31, 1999
                                   (Unaudtied)


                                                                   MERRIMAN          MERRIMAN          MERRIMAN           MERRIMAN
                                               MERRIMAN            GROWTH &           CAPITAL            ASSET            LEVERAGED
                                             FLEXIBLE BOND          INCOME         APPRECIATION       ALLOCATION           GROWTH
                                                 FUND                FUND              FUND              FUND               FUND
                                                 ----                ----              ----              ----               ----
ASSETS
 Investments in securities, at market value
  (identified cost $8,417,992, $8,444,110,
  $12,311,969, $10,834,241 and $16,920,129,
  respectively) (Note 2)                     $  8,503,390      $  9,069,832        $ 12,972,421    $ 11,445,487        $ 18,966,666
 Cash (overdraft)                                     (48)              (39)                 42              (3)            (41,300)
 Dividends and interest receivable                 37,384            11,144              36,752          15,316              14,165
                                                   ------            ------              ------          ------              ------
 Total assets                                   8,540,726         9,080,937          13,009,215      11,460,800          18,939,531
                                                ---------         ---------          ----------      ----------          ----------
LIABILITIES
 Loan payable to custodian bank (Note 4)                -                 -                   -               -             675,000
 Accrued management fees                              614             9,597              13,815          12,116              19,213
 Other accrued expenses                            10,788             4,349              14,283          19,494               4,604
 Distributions payable                            100,085                 -                   -               -                   -
                                                  -------             -----              ------          ------             -------
  Total liabilities                               111,487            13,946              28,098          31,610             698,817
                                                  -------            ------              ------          ------             -------

NET ASSETS
 (Applicable to 834,038, 874,348,
  1,328,243,  1,136,627, and 1,476,284
  shares of beneficial interest with no
  par value, unlimited number of shares
  authorized)                                $  8,429,239      $  9,066,991        $ 12,981,117   $  11,429,190       $  18,240,714
                                             ============      ============        ============   =============       =============

PRICING OF SHARES
 Net asset value, offering and redemption
  price per share
 $ 8,429,239 /   834,038 shares              $      10.11
                                             ============
 $ 9,066,991 /   874,348 shares                                $      10.37
                                                               ============
 $12,981,117 / 1,328,243 shares                                                    $      9.77
                                                                                   ===========
 $11,429,190 / 1,136,627 shares                                                                   $       10.06
                                                                                                  =============
 $18,240,714 / 1,476,284 shares                                                                                       $       12.36
                                                                                                                      =============


NET ASSETS
 At March 31, 1999, net assets consisted of:
 Paid-in capital                             $  8,377,458      $  8,114,363        $11,731,057    $  10,563,462       $  15,093,811
 Undistributed net investment income               11,256                 -              9,468           31,000              48,602
 Accumulated net realized gain (loss)             (44,873)          326,906            580,140          223,482           1,051,764
 Unrealized appreciation on investments            85,398           625,722            660,452          611,246           2,046,537
                                                   ------           -------            -------          -------           ---------
                                             $  8,429,239      $  9,066,991        $12,981,117    $  11,429,190       $  18,240,714
                                             ============      ============        ===========    =============       =============

                 See Accompanying Notes to Financial Statements


                                                          STATEMENTS OF OPERATIONS
                                                      Six Months Ended March 31, 1999
                                                                (Unaudited)


                                                                   MERRIMAN          MERRIMAN          MERRIMAN           MERRIMAN
                                               MERRIMAN            GROWTH &           CAPITAL            ASSET            LEVERAGED
                                             FLEXIBLE BOND          INCOME         APPRECIATION       ALLOCATION           GROWTH
                                                 FUND                FUND              FUND              FUND               FUND
                                                 ----                ----              ----              ----               ----
INVESTMENT INCOME
 Interest                                    $     12,187      $     16,282        $    11,882    $       6,304       $       9,611
 Dividends                                        253,932           128,993            200,313          229,965             305,983
                                                  -------           -------            -------          -------             -------
   Total investment income                        266,119           145,275            212,195          236,269             315,594
                                                  -------           -------            -------          -------             -------

EXPENSES
 Management fees (Note 3)                          39,514            55,174             82,127           73,994             108,132
 Accounting services                                9,191             9,919             14,889           13,748              19,250
 Custodian fees                                     1,638             1,995              2,839           3,024                3,416
 Transfer agent fees                                2,884             3,367              7,364           7,049                6,916
 Interest expense (Note 4)                              -                 -                  -               -              113,301
 Professional services                              3,587             3,749              5,338           5,522                6,761
 Registration fees                                  2,612             1,995              4,175           4,466                4,277
 Insurance and other                                1,703             1,575              2,879           2,923                3,183
 Printing                                             728               774              1,183           1,174                1,502
 Trustees fees                                        125               122                182             240                  254
                                                      ---               ---                ---             ---                  ---
 Expenses before reimbursement                     61,982            78,670            120,976         112,140              266,992
                                                   ------            ------            -------         -------              -------
 Reimbursement by advisor (Note 3)                  2,935                 -                  -               -                    -
                                                    -----            ------            -------         -------              -------
 Total expenses                                    59,047            78,670            120,976         112,140              266,992
                                                   ------            ------            -------         -------              -------
 Net investment income                            207,072            66,605             91,219         124,129               48,602
                                                  -------            ------             ------         -------               ------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security
  transactions                                    (64,768)         (163,424)           143,865          14,844              286,819
 Capital gain distributions from
  regulated  investment companies                  29,531           490,042            435,554         208,984              766,768
 Net increase (decrease) in unrealized
  appreciation of investments                     (19,697)          744,368            863,796         565,062            2,292,262
                                                  -------           -------            -------         -------            ---------
 Net realized and unrealized gain (loss)
  on investments                                  (54,934)        1,070,986          1,443,215         788,890            3,345,849
                                                  -------         ---------          ---------         -------            ---------
 Net increase in net assets resulting from
  operations                                 $    152,138      $  1,137,591        $ 1,534,434    $    913,019        $   3,394,451
                                             ============      ============        ===========    ============        =============

                 See Accompanying Notes to Financial Statements




                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MERRIMAN FLEXIBLE                     MERRIMAN GROWTH &
                                                                      BOND FUND                            INCOME FUND
                                                                      ---------                            -----------

                                                         SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED         YEAR ENDED
                                                          MARCH 31, 1999      SEPTEMBER 30,     MARCH 31, 1999         SEPTEMBER 30,
                                                           (UNAUDITED)            1998            (UNAUDITED)              1998
                                                           -----------            ----            -----------              ----
OPERATIONS:
  Net investment income                                    $  207,072         $  518,347          $   66,605            $  236,584
  Net realized gain (loss) on investments                     (64,768)            10,873            (163,424)            1,176,879
  Capital gain distributions from regulated
   investment companies                                        29,531             12,656             490,042               426,459
  Net increase (decrease) in unrealized appreciation
   on investments                                             (19,697)          (287,604)            744,368            (1,546,066)
                                                              -------           --------             -------            ----------
  Net increase in net assets resulting from operations        152,138            254,272           1,137,591               293,856

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain on investments               -           (189,519)           (593,861)           (2,141,643)
  Distributions from net investment income                   (195,834)          (550,400)           (110,822)             (195,416)

CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net assets resulting from
   capital share transactions (Note 5)                        973,000         (1,233,968)            115,858             1,047,075
                                                              -------         ----------             -------             ---------
  Total increase (decrease)                                   929,304         (1,719,615)            548,766              (996,128)

NET ASSETS
  Beginning of period                                       7,499,935          9,219,550           8,518,225             9,514,353
                                                            ---------          ---------           ---------             ---------
  End of period*                                           $8,429,239         $7,499,935          $9,066,991            $8,518,225
                                                           ==========         ==========          ==========            ==========

* Including undistributed net investment income of:        $   11,256         $       18          $        -            $   41,168
                                                           ==========         ==========          ==========            ==========



                                                                  MERRIMAN CAPITAL                       MERRIMAN ASSET
                                                                  APPRECIATION FUND                      ALLOCATION FUND
                                                                  -----------------                      ---------------
                                                         SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED         YEAR ENDED
                                                          MARCH 31, 1999      SEPTEMBER 30,     MARCH 31, 1999         SEPTEMBER 30,
                                                           (UNAUDITED)            1998            (UNAUDITED)              1998
                                                           -----------            ----            -----------              ----
OPERATIONS:
  Net investment income                                   $    91,219         $  229,448          $  124,129            $  516,220
  Net realized gain on investments                            143,865          1,736,994              14,844             1,276,292
  Capital gain distributions from regulated
   investment companies                                       435,554            602,938             208,984               411,558
  Net increase (decrease) in unrealized appreciation
   on investments                                             863,796         (3,123,146)            565,062            (2,584,191)
                                                              -------         ----------             -------            ----------
  Net increase (decrease) in net assets resulting
   from operations                                          1,534,434           (553,766)            913,019              (380,121)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain on
   investments                                               (483,792)        (2,717,812)           (236,899)           (1,744,120)
  Distributions from net investment income                    (67,156)          (229,448)           (237,477)             (631,484)

CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net assets resulting
   from capital share transactions (Note 5)                  (646,065)           577,330          (1,177,752)           (1,619,333)
                                                             --------            -------          ----------            ----------
  Total increase (decrease)                                   337,421         (2,923,696)           (739,109)           (4,375,058)

NET ASSETS
  Beginning of period                                      12,643,696         15,567,392          12,168,299            16,543,357
                                                           ----------         ----------          ----------            ----------
  End of period*                                          $12,981,117        $12,643,696         $11,429,190           $12,168,299
                                                          ===========        ===========         ===========           ===========

* Including undistributed net investment income of:       $     9,468        $         -         $    31,000           $         -
                                                          ===========        ===========         ===========           ===========


                 See Accompanying Notes to Financial Statements


                                      STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                  MERRIMAN LEVERAGED
                                                                     GROWTH FUND
                                                                     -----------

                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          MARCH 31, 1999      SEPTEMBER 30,
                                                           (UNAUDITED)            1998
                                                           -----------            ----
OPERATIONS:
  Net investment income                                  $     48,602         $   77,075
  Net realized gain on investments                            286,819          2,559,464
  Capital gain distributions from regulated
   investment companies                                       766,768          1,019,123
  Net increase (decrease) in unrealized appreciation
   on investments                                           2,292,262         (4,752,006)
                                                            ---------         ----------
  Net increase (decrease) in net assets resulting
   from operations                                          3,394,451         (1,096,344)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain on investments        (937,513)        (3,585,901)
  Distributions from net investment income                          -            (77,075)

CAPITAL SHARE TRANSACTIONS:
  Increase in net assets resulting from capital share
   transactions (Note 5)                                      295,959          2,461,888
                                                              -------          ---------
  Total increase (decrease)                                 2,752,897         (2,297,432)

NET ASSETS
  Beginning of period                                      15,487,817         17,785,249
                                                           ----------         ----------
  End of period*                                          $18,240,714        $15,487,817
                                                          ===========        ===========

* Including undistributed net investment income of:       $    48,602        $         -
                                                          ===========        ===========


                 See Accompanying Notes to Financial Statements



                                               MERRIMAN LEVERAGED GROWTH FUND
                                                  STATEMENT OF CASH FLOWS

                                                         SIX MONTHS ENDED              YEAR ENDED
                                                          MARCH 31, 1999              SEPTEMBER 30,
                                                            (UNAUDITED)                   1998
                                                            -----------                   ----
CASH FLOWS FROM OPERATING ACTIVITIES:
  Dividends and interest received                         $    338,680              $     566,248
  Operating expenses paid                                     (274,476)                  (567,681)
  Net (purchases) sales of short-term investments            2,296,365                   (613,973)
  Purchases of portfolio securities                        (29,428,909)               (60,596,479)
  Proceeds from sales of portfolio securities               26,992,849                 69,411,863
                                                            ----------                 ----------
   Net cash provided by (used for) operating activities        (75,491)                 8,199,978
                                                               -------                  ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from capital shares sold                          3,782,133                  2,917,335
  Payments on capital shares redeemed                       (4,372,808)                (3,948,058)
  Cash dividends paid *                                        (50,112)                  (171,132)
  Net increase (decrease) in loan payable to
   custodian bank                                              675,000                 (7,000,000)
                                                               -------                 ----------
  Net cash provided by (used for) financing activities          34,213                 (8,201,855)
                                                                ------                 ----------
  Net change in cash                                           (41,278)                    (1,877)
  Cash at beginning of period                                      (22)                     1,855
                                                                   ---                      -----
  Cash at end of period                                     $  (41,300)               $       (22)
                                                            ==========                ===========

RECONCILIATION OF NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY
  OPERATING ACTIVITIES:
  Net increase (decrease) in net assets resulting
   from operations                                          $3,394,451                $(1,096,344)
                                                            ----------                -----------

  Adjustments to reconcile net increase  (decrease) in
    net assets resulting from operations to net cash
    provided by (used for) operating activities:
  (Increase) decrease in investment securities              (3,485,544)                 9,374,830
  (Increase) decrease in dividends and interest receivable      23,086                    (36,479)
  Increase (decrease) in accrued management fees                 2,989                     (1,474)
  Increase (decrease) in other accrued expenses                (10,473)                   (40,555)
                                                               -------                    -------

  Total Adjustments                                         (3,469,942)                 9,296,322
                                                            ----------                  ---------

   Net cash provided by (used for) operating activities    $   (75,491)                $8,199,978
                                                           ===========                 ==========



* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $887,401 and $3,491,844, respectively.


                 See Accompanying Notes to Financial Statements


                                                            MERRIMAN MUTUAL FUNDS
                                                            FINANCIAL HIGHLIGHTS



                                                                              FLEXIBLE BOND FUND
                                                               (for a share outstanding throughout the period)
                                                                          Year Ended September 30,


                                            1999 (a)           1998           1997           1996           1995           1994
                                            --------           ----           ----           ----           ----           ----
Net asset value, beginning of period        $  10.15       $  10.74       $  10.36       $  10.23       $   9.94       $  10.97
                                            --------       --------       --------       --------       --------       --------
Income from investment operations
  Net investment income                         0.26           0.63           0.60           0.63           0.55           0.42
  Net gains or losses on securities
   (realized and unrealized)                   (0.05)         (0.32)          0.38           0.13           0.29          (0.37)
                                               -----          -----           ----           ----           ----          -----
  Total from investment operations              0.21           0.31           0.98           0.76           0.84           0.05
                                                ----           ----           ----           ----           ----           ----
Less distributions:
  From investment income                       (0.25)         (0.67)         (0.60)         (0.63)         (0.55)         (0.42)
  From realized capital gains                      -          (0.23)             -              -              -          (0.66)
                                               -----          -----          -----          -----          -----          -----
    Total distributions                        (0.25)         (0.90)         (0.60)         (0.63)         (0.55)         (1.08)
                                               -----          -----          -----          -----          -----          -----
Net asset value, end of period              $  10.11       $  10.15       $  10.74       $  10.36       $  10.23       $   9.94
                                            ========       ========       ========       ========       ========       ========
Total return                                    2.10%          3.03%          9.64%          7.62%          8.63%          0.36%

Net assets, end of period ($000)            $  8,429       $  7,500       $  9,220       $  8,661       $  8,592       $ 10,542
Ratio of expenses to average net assets         1.50%*(b)      1.50%          1.46%          1.49%          1.50%          1.50%
Ratio of net income to average net assets       5.24%*(b)      5.93%          5.54%          6.05%          5.17%          3.89%

Portfolio turnover rate                       222.59%        206.12%        172.73%        139.77%        291.46%        472.49%



                                                                             GROWTH & INCOME FUND
                                                               (for a share outstanding throughout the period)
                                                                           Year Ended September 30,

                                             1999(a)            1998          1997           1996           1995           1994
                                             -------            ----          ----           ----           ----           ----
Net asset value, beginning of period        $   9.87       $   12.96      $  11.65       $  11.32       $  10.86       $  10.92
                                            --------       ---------      --------       --------       --------       --------
Income from investment operations
  Net investment income                         0.10            0.32          0.19           0.27           0.24           0.11
  Net gains or losses on securities
   (realized and unrealized)                    1.27           (0.17)         2.40           1.02           1.29          (0.04)
                                                ----           -----          ----           ----           ----          -----
  Total from investment operations              1.37            0.15          2.59           1.29           1.53           0.07
                                                ----            ----          ----           ----           ----           ----
Less distributions:
  From investment income                       (0.15)          (0.27)        (0.24)         (0.27)         (0.21)         (0.13)
  From realized capital gains                  (0.72)          (2.97)        (1.04)         (0.69)         (0.86)             -
                                               -----           -----         -----          -----          -----          -----
    Total distributions                        (0.87)          (3.24)        (1.28)         (0.96)         (1.07)         (0.13)
                                               -----           -----         -----          -----          -----          -----
Net asset value, end of period              $  10.37       $    9.87      $  12.96       $  11.65       $  11.32       $  10.86
                                            ========       =========      ========       ========       ========       ========
Total return                                   13.91%           2.99%        24.11%         12.18%         15.41%          0.62%

Net assets, end of period ($000)            $  9,067       $   8,518      $  9,514       $  8,702       $  9,348       $ 10,701
Ratio of expenses to average net assets         1.79%*          1.75%         1.71%          1.77%          1.76%          1.90%
Ratio of net income to average net assets       1.51%*          2.61%         1.42%          2.33%          2.10%          0.87%

Portfolio turnover rate                       117.05%         280.78%       105.11%        133.00%         78.64%        240.27%


*    Annualized
(a)  Six months ended March 31, 1999 (Unaudited)

(b) Net of reimbursement of Advisor; ratio of expenses to average net assets and ratio of net income to average net assets were 1.57% and 5.17%, respectively, prior to reimbursements.



                                                           MERRIMAN MUTUAL FUNDS
                                                     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       CAPITAL APPRECIATION FUND
                                                            (for a share outstanding throughout the period)
                                                                        Year Ended September 30,


                                            1999 (a)           1998           1997           1996           1995           1994
                                            --------           ----           ----           ----           ----           ----
Net asset value, beginning of period        $   9.06       $  12.02       $  10.93       $  11.69       $  10.82       $  11.63
                                            --------       --------       --------       --------       --------       --------
Income from investment operations
  Net investment income                         0.07           0.19           0.06           0.19           0.09           0.19
  Net gains or losses on securities
   (realized and unrealized)                    1.05          (0.74)          2.13           0.37           1.56          (0.38)
                                                ----          -----           ----           ----           ----          -----
  Total from investment operations              1.12          (0.55)          2.19           0.56           1.65          (0.19)
                                                ----          -----           ----           ----           ----          -----
Less distributions:
  From investment income                       (0.06)         (0.20)         (0.06)         (0.22)         (0.07)         (0.16)
  From realized capital gains                  (0.35)         (2.21)         (1.04)         (1.10)         (0.71)         (0.46)
                                               -----          -----          -----          -----          -----          -----
   Total distributions                         (0.41)         (2.41)         (1.10)         (1.32)         (0.78)         (0.62)
                                               -----          -----          -----          -----          -----          -----
Net asset value, end of period              $   9.77       $   9.06       $  12.02       $  10.93       $  11.69       $  10.82
                                            ========       ========       ========       ========       ========       ========
Total return                                   12.22%         (3.87)%        21.93%          5.69%         16.43%         (1.64)%

Net assets end of period ($000)             $ 12,981       $ 12,644       $ 15,567       $ 16,665       $   22,205     $ 25,579
Ratio of expenses to average net assets         1.85%*         1.81%          1.79%          1.84%            1.78%        1.58%
Ratio of net income to average net assets       1.39%*         1.64%          0.58%          1.74%            0.80%        1.70%

Portfolio turnover rate                       174.82%        446.18%        114.36%        254.77%          146.40%      344.25%




                                                                            ASSET ALLOCATION FUND
                                                                (for a share outstanding throughout the period)
                                                                           Year Ended September 30,


                                             1999(a)           1998           1997           1996           1995           1994
                                             -------           ----           ----           ----           ----           ----
Net asset value, beginning of period        $   9.70       $  11.88       $  11.61       $  11.21       $  11.22       $  11.97
                                            --------       --------       --------       --------       --------       --------
Income from investment operations
  Net investment income                         0.11           0.40           0.26           0.30           0.25           0.19
  Net gains or losses on securities
   (realized and unrealized)                    0.66          (0.76)          1.27           0.50           0.62           0.15
                                                ----          -----           ----           ----           ----           ----
  Total from investment operations              0.77          (0.36)          1.53           0.80           0.87           0.34
                                                ----          -----           ----           ----           ----           ----
Less distributions:
  From investment income                       (0.08)         (0.48)         (0.33)         (0.16)         (0.25)         (0.20)
  From realized capital gains                  (0.33)         (1.34)         (0.93)         (0.24)         (0.63)         (0.89)
                                               -----          -----          -----          -----          -----          -----
   Total distributions                         (0.41)         (1.82)         (1.26)         (0.40)         (0.88)         (1.09)
                                               -----          -----          -----          -----          -----          -----
Net asset value, end of period              $  10.06       $   9.70       $  11.88       $  11.61       $  11.21       $  11.22
                                            ========       ========       ========       ========       ========       ========

Total return                                    7.95%         (2.57)%        14.43%          7.41%          8.49%          2.91%

Net assets end of period ($000)             $ 11,429       $ 12,168       $ 16,543       $ 17,733       $ 22,632       $ 29,984
Ratio of expenses to average net assets         1.89%*         1.84%          1.78%          1.82%          1.76%          1.56%
Ratio of net income to average net assets       2.10%*         3.63%          2.26%          2.53%          2.11%          1.63%

Portfolio turnover rate                       167.83%        351.19%        161.57%        204.55%        288.45%        449.55%


*        Annualized
(a)      Six months ended March 31, 1999 (Unaudtied)


                                                           Merriman Mutual Funds
                                                     Financial Highlights (continued)


                                                                          LEVERAGED GROWTH FUND
                                                            (for a share outstanding throughout the period)
                                                                        Year Ended September 30,


                                             1999(a)           1998           1997           1996           1995           1994
                                             -------           ----           ----           ----           ----           ----
Net asset value, beginning of period        $  10.66       $  14.85       $  12.30       $  12.30       $  10.42       $  10.41
                                            --------       --------       --------       --------       --------       --------
Income from investment operations
  Net investment income (loss)                  0.03           0.06          (0.20)         (0.08)         (0.04)          0.07
  Net gains or losses on securities
   (realized and unrealized)                    2.33          (1.18)          3.33           0.84           2.33           0.03
                                                ----          -----           ----           ----           ----           ----
  Total from investment operations              2.36          (1.12)          3.13           0.76           2.29           0.10
                                                ----          -----           ----           ----           ----           ----
Less distributions:
  From investment income                           -          (0.06)             -              -          (0.07)         (0.09)
  From realized capital gains                  (0.66)         (3.01)         (0.58)         (0.76)         (0.34)             -
                                               -----          -----          -----          -----          -----          -----
    Total distributions                        (0.66)         (3.07)         (0.58)         (0.76)         (0.41)         (0.09)
                                               -----          -----          -----          -----          -----          -----
Net asset value, end of period              $  12.36       $  10.66       $  14.85       $  12.30       $  12.30       $  10.42
                                            ========       ========       ========       ========       ========       ========

Total return                                   22.32%         (6.71)%        26.66%          6.85%         22.85%          0.91%

Net assets end of period ($000)             $ 18,241       $ 15,488       $ 17,785       $ 15,694       $  9,686       $  5,459
Ratio of expenses to average net assets (b)     3.08%*(b)      3.13%          4.13%          3.70%          2.82%          2.06%
Ratio of net income (loss) to average
  net assets                                    0.56%*(b)      0.46%         (1.52)%        (0.78)%        (0.68)%         0.62%

Portfolio turnover rate                       149.74%        351.46%        130.36%        247.36%         87.50%        379.64%


*    Annualized
(a)  Six months ended March 31, 1999 (Unaudtied)
(b) Expenses include interest expense of 1.31%*, 1.38%, 2.36%, 1.95% and 1.01% for 1999, 1998, 1997, 1996 and 1995, respectively.




INFORMATION RELATING TO OUTSTANDING DEBT DURING THE YEAR SHOWN BELOW.

                                              Average           Average Number
                        Amount of Debt     Amount of Debt         of Shares              Average Amount of
                        Outstanding at      Outstanding            Outstanding             Debt per Share
Period ended            End of Period    During the Period     During the Period         During the Period
------------            -------------    -----------------     -----------------         -----------------
March 31, 1999           $    675,000       $2,662,698             1,468,368                  $1.81

September 30, 1998       $          -       $2,521,205             1,403,276                  $1.80

September 30, 1997       $  7,000,000       $4,295,452             1,250,115                  $3.44

September 30, 1996       $  5,800,000       $2,981,434             1,156,941                  $2.58

September 30, 1995       $  4,000,000       $  779,589               656,687                  $1.19


                 See Accompanying Notes to Financial Statements

                           MERRIMAN INVESTMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Merriman  Flexible  Bond  Fund,  Merriman  Growth & Income  Fund,  Merriman
Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital and, secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                            FLEXIBLE BOND      ALL OTHER
                                                FUND             FUNDS
                                                ----             -----
         On the first $250 million             1.000%            1.250%
         On the next $250 million               .875%            1.125%
         On all above $500 million              .750%            1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

For the six months ended March 31, 1999, the Advisor made expense reimbursements in the amount of $2,935 to the Merriman Flexible Bond Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at March 31, 1999 was $675,000.

NOTE 5 - (SEE FOLLOWING)

NOTE 6 - (SEE FOLLOWING)

                           MERRIMAN INVESTMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5 - CAPITAL SHARES

     At March 31, 1999, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                  MERRIMAN FLEXIBLE BOND FUND                           MERRIMAN GROWTH & INCOME FUND
                                  ---------------------------                           -----------------------------
                          SIX MONTHS ENDED            YEAR ENDED                 SIX MONTHS ENDED             YEAR ENDED
                           MARCH 31, 1999            SEPTEMBER 30,                MARCH 31, 1999            SEPTEMBER 30,
                             (UNAUDITED)                 1998                      (UNAUDITED)                  1998
                             -----------                 ----                      -----------                  ----
                         SHARES       VALUE         SHARES       VALUE         SHARES       VALUE        SHARES       VALUE
                         ------       -----         ------       -----         ------       -----        ------       -----
Shares sold...........  186,517    $1,898,301      120,276   $ 1,244,591       44,490   $   465,094      91,829    $  921,821
Shares issued in
  reinvestment  of
  distributions.......    8,836        89,425       67,777       691,809       67,030       684,375     247,885     2,284,641
                          -----        ------       ------       -------       ------       -------     -------     ---------
                        195,353     1,987,726      188,053     1,936,400      111,520     1,149,469     339,714     3,206,462
Shares redeemed         (99,880)   (1,014,726)    (308,064)   (3,170,368)    (100,391)   (1,033,611)   (210,649)   (2,159,387)
                        -------    ----------     --------    ----------     --------    ----------    --------    ----------
Net increase (decrease)  95,473    $  973,000     (120,011)  $(1,233,968)      11,129    $  115,858     129,065    $1,047,075
                         ======    ==========     ========   ===========       ======    ==========     =======    ==========


                               MERRIMAN CAPITAL APPRECIATION FUND                    MERRIMAN ASSET ALLOCATION FUND
                               ----------------------------------                    ------------------------------
                          SIX MONTHS ENDED            YEAR ENDED                 SIX MONTHS ENDED             YEAR ENDED
                           MARCH 31, 1999            SEPTEMBER 30,                MARCH 31, 1999            SEPTEMBER 30,
                             (UNAUDITED)                 1998                      (UNAUDITED)                  1998
                             -----------                 ----                      -----------                  ----
                         SHARES       VALUE         SHARES       VALUE         SHARES       VALUE        SHARES       VALUE
                         ------       -----         ------       -----         ------       -----        ------       -----
Shares sold..........    48,424    $  475,781       62,795    $  592,751       38,180  $   384,079       78,757   $   789,442
Shares issued in
 reinvestment of
 distributions.......    55,577       543,541      335,412     2,928,073       45,752      457,519      244,854     2,305,794
                         ------       -------      -------     ---------       ------      -------      -------     ---------
                        104,001     1,019,322      398,207     3,520,824       83,932      841,598      323,611     3,095,236
Shares redeemed......  (171,460)   (1,665,387)    (297,864)   (2,943,494)    (201,821)  (2,019,350)    (461,409)   (4,714,569)
                       --------    ----------     --------    ----------     --------   ----------     --------    ----------
Net increase (decrease) (67,459)   $ (646,065)     100,343    $  577,330     (117,889) $(1,177,752)    (137,798)  $(1,619,333)
                        =======    ==========      =======    ==========     ========  ===========     ========   ===========





                              MERRIMAN LEVERAGED GROWTH FUND
                              ------------------------------
                           SIX MONTHS ENDED            YEAR ENDED
                           MARCH 31, 1999            SEPTEMBER 30,
                             (UNAUDITED)                 1998
                             -----------                 ----
                          SHARES       VALUE         SHARES       VALUE
                          ------       -----         ------       -----
Shares sold...........  316,505    $3,781,366      253,147    $2,918,102
Shares issued in
  reinvestment of
  distributions.......   73,400       887,401      340,688     3,491,844
                         ------       -------      -------     ---------
                        389,905     4,668,767      593,835     6,409,946
Shares redeemed        (366,751)   (4,372,808)    (338,631)   (3,948,058)
                       --------    ----------     --------    ----------
Net increase..........   23,154    $  295,959      255,204    $2,461,888
                         ======    ==========      =======    ==========


NOTE 6 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments and money market funds for the six months ended March 31, 1999 were as follows:

                                        Purchases             Sales
                                        ---------             -----
Merriman Flexible Bond Fund...........$ 8,931,196          $ 10,262,594
Merriman Growth & Income Fund.......... 9,490,475             7,812,515
Merriman Capital Appreciation Fund.....16,361,919            16,262,449
Merriman Asset Allocation Fund.........15,427,087            14,616,160
Merriman Leveraged Growth Fund.........29,428,909            26,992,849